Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses And Other Current Liabilities [Abstract]
Wage and other employee-related accrued expenses	$ 38	$ 35
Accrued tax expense	182	164
Accrued insurance	30	32
Accrued interest expense	41	31
Dealer deposits	23	21
Accrued environmental expense	6	6
Other	33	21
Accrued expenses and other current liabilities	$ 353	$ 310